FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 8,549	$ 10,905
Capital securities - fund subsidiaries	2,829	2,835	$ 2,833
Total financial liabilities	60,623	77,610
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	2,508	2,987	2,250
Total financial liabilities	139	189	$ 577
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	3,416	3,863
Securities designated as FVTOCI	38	86
Derivative assets	365	491
Total financial assets	3,819	4,440
Capital securities - fund subsidiaries	139	189
Derivative liabilities	471	1,162
Loan payable	16	28
Total financial liabilities	626	1,379
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	42	36
Securities designated as FVTOCI	0	24
Derivative assets	0	3
Total financial assets	42	63
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	904	904
Securities designated as FVTOCI	0	0
Derivative assets	365	486
Total financial assets	1,269	1,390
Capital securities - fund subsidiaries	0	0
Derivative liabilities	471	1,162
Loan payable	16	28
Total financial liabilities	487	1,190
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,470	2,923
Securities designated as FVTOCI	38	62
Derivative assets	0	2
Total financial assets	2,508	2,987
Capital securities - fund subsidiaries	139	189
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 139	$ 189